SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies described below have been applied consistently to all periods presented.

A. Basis of preparation

The Interim Condensed Consolidated Financial Statements and accompanying notes have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The financial information as of December 31, 2023, that is included in this quarterly report is derived from the audited Consolidated Financial Statements and notes for the year ended December 31, 2023. Such financial information should be read in conjunction with the notes of the Consolidated Financial Statements included in our annual report.

All dollar amounts are in U.S. dollars unless otherwise stated.

B. Basis of consolidation

The Condensed Consolidated Financial Statements incorporate the financial statements of the Company, its wholly-owned subsidiaries and entities in which we have a controlling voting interest in. Intercompany transactions and balances are eliminated upon consolidation.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to ensure subsidiaries’ accounting policies are in line with Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses, and cash flows relating to transactions between the members of the Company and its subsidiaries are eliminated on consolidation.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

C. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to legal contingencies, income taxes, revenue recognition, stock-based compensation, intangible assets, goodwill and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

D. Cash and Cash Equivalents and Restricted Cash

In the condensed consolidated balance sheets, cash and bank balances comprise cash (i.e. cash on hand and demand deposits) and cash equivalents. Cash equivalents consist primarily of money market fund and other short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

Bank balances for which use by the Company is subject to third party contractual restrictions are included in Restricted cash in the Consolidated Balance Sheets. Restricted cash consists of cash held in escrow by the Company’s brokers and agents on behalf of real estate buyers. The Company recognizes a corresponding Customer deposit liability until the funds are released. Once the cash is transferred from escrow, the Company reduces the respective Customer deposit liability.

The following table provides a reconciliation of Cash, cash equivalents and Restricted cash reported within the Consolidated Balance Sheet that sum to the total of the same amounts shown on the Statement of Cash Flows.

	September 30, 2024	September 30, 2023
Cash and cash equivalents	$22,612	$19,006
Restricted cash	27,516	16,333
Total cash, cash equivalents, and restricted cash, ending balance	$50,128	$35,339

E. Income Taxes

The Company has not recorded any income tax expense or benefit in either the nine months ended September 30, 2024 or the nine months ended September 30, 2023 as it has had cumulative tax losses in all jurisdictions where it conducts business. Since our inception, we have not recorded any income tax benefits for the net losses we have incurred or for our other deferred tax assets, as we believe that it is more likely than not that all of our deferred tax assets will not be realized. Accordingly, we have recorded a full valuation allowance against our net deferred tax assets.

F. Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncement

The Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU’) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. This ASU does not alter the methodology employed by the Company in identifying its operating segments, aggregating those operating segments or applying the quantitative thresholds to determine its reportable segments. Instead, the new ASU adds required disclosures concerning significant segment expenses that are regularly provided to or easily computed from information regularly provided to by the chief operating decision maker (“CODM”) and included within the Company’s reported measure of segment profit of loss, as well as certain other disclosures. The new ASU also allows disclosure of multiple measures of segment profitability if those measures are used to allocate resources and assess performance by the CODM. Furthermore, certain annual disclosures will be required on an interim basis. The ASU is effective for annual financial statements of public business entities for fiscal years beginning after December 15, 2023 and in interim periods in fiscal years beginning after December 15, 2024, with early adoption permitted. The new guidance should be adopted retrospectively unless impracticable. The Company has adopted ASU 2023-07 retrospectively beginning from January 1, 2023.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to require disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information on income taxes paid. The new requirements should be applied on a prospective basis with an option to apply them retrospectively. ASU 2023-09 will be effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.